Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 343.6	$ 321.2	$ 219.1
Net loss attributable to redeemable noncontrolling interests	(14.9)	(9.2)	(17.7)
Noncontrolling interests discount accretion	0.0	13.2	22.7
Adjustments to redemption value	83.4	78.4	98.6
Other	(93.2)	1.7	0.0
Cash distributions	(1.0)	(6.6)	(1.5)
Purchase of noncontrolling interest	(194.6)	(55.1)	0.0
Ending balance	$ 123.3	$ 343.6	$ 321.2